FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS
Financial assets and financial liabilities measured at fair value on a recurring basis

($ in millions)

At December 31, 2017:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents (1)
Time deposits and certificates of deposit	$—	$8,066	$—	$8,066
Commercial paper	—	96	—	96
Money market funds	26	—	—	26
Canadian government securities	—	398	—	398

Total	26	8,560	—	8,586	(6)

Debt securities—current (2)	—	608	—	608	(6)
Debt securities—noncurrent (3)	4	7	—	11
Available-for-sale equity investments (3)	4	—	—	4
Derivative assets (4)
Interest rate contracts	—	461	—	461
Foreign exchange contracts	—	469	—	469
Equity contracts	—	12	—	12

Total	—	942	—	942	(7)

Total assets	$33	$10,117	$—	$10,151	(7)

Liabilities
Derivative liabilities (5)
Foreign exchange contracts	$—	$378	$—	$378
Equity contracts	—	3	—	3
Interest rate contracts	—	34	—	34

Total liabilities	$—	$415	$—	$415	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
(2)	U.S. government securities reported as marketable securities in the Consolidated Statement of Financial Position.
(3)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2017 were $185 million and $757 million, respectively.

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2017 were $377 million and $38 million, respectively.

(6)	Available-for-sale securities with carrying values that approximate fair value.
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions each would have been reduced by $255 million.

($ in millions)

At December 31, 2016:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents (1)
Time deposits and certificates of deposit	$—	$3,629	$—	$3,629
Money market funds	1,204	—	—	1,204

Total	1,204	3,629	—	4,832	(6)

Debt securities—current (2)	—	699	—	699	(6)
Debt securities—noncurrent (3)	1	6	—	8
Available-for-sale equity investments (3)	7	—	—	7
Derivative assets (4)
Interest rate contracts	—	555	—	555
Foreign exchange contracts	—	560	—	560
Equity contracts	—	11	—	11

Total	—	1,126	—	1,126	(7)

Total assets	$1,212	$5,460	$—	$6,672	(7)

Liabilities
Derivative liabilities (5)
Foreign exchange contracts	$—	$188	$—	$188
Equity contracts	—	10	—	10
Interest rate contracts	—	8	—	8

Total liabilities	$—	$206	$—	$206	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
(2)	U.S. government securities reported as marketable securities in the Consolidated Statement of Financial Position.
(3)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2016 were $532 million and $594 million, respectively.

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2016 were $145 million and $61 million, respectively.

(6)	Available-for-sale securities with carrying values that approximate fair value.
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions each would have been reduced by $116 million.

Noncurrent debt and marketable equity securities available-for-sale and recorded at fair value

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2017:	Cost	Gains	Losses	Value

Debt securities—noncurrent (1)	$8	$3	$—	$11
Available-for-sale equity investments (1)	1	3	0	4

(1)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2016:	Cost	Gains	Losses	Value

Debt securities—noncurrent (1)	$5	$3	$—	$8
Available-for-sale equity investments (1)	3	5	0	7

(1)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.

Sales of debt and available-for-sale equity investments	($ in millions)
For the year ended December 31:	2017	2016	2015
Proceeds	$7	$151	$8
Gross realized gains (before taxes)	3	3	1
Gross realized losses (before taxes)	2	37	1

Unrealized gains/(losses) on available-for-sale debt and equity securities

($ in millions)

For the year ended December 31:	2017	2016
Net unrealized gains/(losses) arising during the period	$0	$(23)
Net unrealized (gains)/losses reclassified to net income*	1	21

*There were no writedowns in 2017 and 2016, respectively.

Fair Values of Derivative Instruments in the Consolidated Statement of Financial Position

($ in millions)

	Fair Value of Derivative Assets			Fair Value of Derivative Liabilities
	Balance Sheet			Balance Sheet
At December 31:	Classification	2017	2016	Classification	2017	2016

Designated as hedging instruments
Interest rate contracts	Prepaid expenses and other current assets	$2	$—	Other accrued expenses and liabilities	$—	$—
	Investments and sundry assets	459	555	Other liabilities	34	8
Foreign exchange contracts	Prepaid expenses and other current assets	111	421	Other accrued expenses and liabilities	318	46
	Investments and sundry assets	298	17	Other liabilities	3	35

	Fair value of derivative assets	$870	$993	Fair value of derivative liabilities	$355	$89

Not designated as hedging instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$61	$100	Other accrued expenses and liabilities	$57	$89
	Investments and sundry assets	—	22	Other liabilities	—	18
Equity contracts	Prepaid expenses and other current assets	12	11	Other accrued expenses and liabilities	3	10
	Fair value of derivative assets	$72	$133	Fair value of derivative liabilities	$60	$117

Total derivatives		$942	$1,126		$415	$206

Total debt designated as hedging instruments(1)
Short-term debt		N/A	N/A		$—	$1,125
Long-term debt		N/A	N/A		$6,471	$7,844
		N/A	N/A		$6,471	$8,969

Total		$942	$1,126		$6,886	$9,175

N/A—Not applicable

(1)	Debt designated as hedging instruments are reported at carrying value.

Effect of Derivative Instruments in the Consolidated Statement of Earnings

($ in millions)

	Gain/(Loss) Recognized in Earnings
	Consolidated				Attributable to Risk
	Statement of	Recognized on Derivatives			Being Hedged(2)
For the year ended December 31:	Earnings Line Item	2017	2016	2015	2017	2016	2015
Derivative instruments in fair value hedges(1)(5)
Interest rate contracts	Cost of financing	$1	$28	$108	$74	$58	$(1)
	Interest expense	1	31	94	69	63	(1)
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	16	(189)	127	N/A	N/A	N/A
Interest rate contracts	Other (income) and expense	—	0	(1)	N/A	N/A	N/A
Equity contracts	SG&A expense	135	112	(27)	N/A	N/A	N/A
	Other (income) and expense	—	(1)	(9)	N/A	N/A	N/A

Total		$153	$(18)	$291	$144	$121	$(1)

($ in millions)

	Gain/(Loss) Recognized in Earnings and Other Comprehensive Income
								Ineffectiveness and
	Effective Portion			Consolidated	Effective Portion			Amounts Excluded from
For the year ended	Recognized in OCI			Statement of	Reclassified from AOCI			Effectiveness Testing(3)
December 31:	2017	2016	2015	Earnings Line Item	2017	2016	2015	2017	2016	2015
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$—	Interest expense	$(45)	$(24)	$0	$—	$—	$—
Foreign exchange contracts	(58)	243	618	Other (income) and expense	324	(68)	731	1	(3)	5
				Cost of sales*	3	(5)	192	—	—	—
				Cost of services*	70	(8)	0	—	—	—
				SG&A expense	11	4	149	—	—	—
Instruments in net investment hedges (4)
Foreign exchange contracts	(1,607)	311	889	Cost of financing	—	—	—	11	—	—
				Interest expense	—	—	—	33	77	13

Total	$(1,665)	$555	$1,507		$363	$(102)	$1,072	$45	$74	$18

*Reclassified to conform to 2017 presentation.

(1)

The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2)

The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3)	The amount of gain/(loss) recognized in income represents ineffectiveness on hedge relationships.
(4)	Instruments in net investment hedges include derivative and non-derivative instruments.
(5)	For the years ended December 31, 2017, 2016 and 2015, fair value hedges resulted in losses of $2 million, $4 million and $2 million in ineffectiveness, respectively.

N/A—Not applicable